Document and Entity Information	Oct. 27, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2021
Entity Registrant Name	Decarbonization Plus Acquisition Corporation III
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40284
Entity Tax Identification Number	86-1888095
Entity Address, Address Line One	2744 Sand Hill Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	212
Local Phone Number	993-0076
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Period End Date	false
Entity Central Index Key	0001844862
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	DCRC
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	DCRCW
Security Exchange Name	NASDAQ
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one warrant
Trading Symbol	DCRCU
Security Exchange Name	NASDAQ